ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
	As of December 31, 2014					As of December 31, 2015
	Gross				Net	Gross				Net
	carrying	Accumulated	Exchange	Accumulated	carrying	carrying	Accumulated	Exchange	Accumulated	carrying	Amortization
	amount	amortization	difference	impairment	amount	amount	amortization	difference	impairment	amount	period
Intangible assets not subject to
amortization
Trademarks
with indefinite life	$282,182	$-	$8,388	$-	$290,570	$282,182	$-	$(8,374)	$-	$273,808	N/A
Intangible assets subject to
amortization
Agreements
with Mobile Operator	3,113,746	(3,113,746)	-	-	-	3,113,746	(3,113,746)	-	-	-	3 years
Operating platforms	243,974	(243,974)	-	-	-	243,974	(243,974\ )	-	-	-	5 years
Service licenses	57,071	(57,071)	-	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(120,999)	-	-	-	120,999	(120,999)	-	-	-	1 year
Non-compete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,966,102)	-	-	-	4,966,102	(4,966,102)	-	-	-	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	8,281,231	(6,947,441)	243,038	-	1,576,828	8,281,231	(7,242,002)	(248,707)	-	790,522	5 years
Software	115,150	(65,464)	3,875	-	53,561	172,549	(92,222)	(6,351)	-	73,976	5 years
Game licenses	80,381,424	(22,127,367)	1,239,249	(6,540,004)	52,953,302	80,381,424	(29,003,257)	(745,446)	(39,725,967)	10,906,754	3 years
Employment contract	380,898	(380,898)	-	-	-	380,898	(380,898)	-	-	-	3 years
Copyright	813,074	(181,584)	4,053	-	635,543	813,074	(299,440)	(43,085)	-	470,549	6 years

Total	$99,582,753	$(39,031,548)	$1,498,603	$(6,540,004)	$55,509,804	$99,640,152	$(46,346,613)	$(1,051,963)	$(39,725,967)	$12,515,609